Quarterly Report
March 31, 2024
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	2,169	$821,682
Apparel Manufacturers – 2.0%
G-III Apparel Group, Ltd. (a)	12,777	$370,661
Skechers USA, Inc., “A” (a)	21,826	1,337,060
		$1,707,721
Automotive – 2.2%
Methode Electronics, Inc.	30,504	$371,539
REV Group, Inc.	36,195	799,547
Titan International, Inc. (a)	6,482	80,766
Visteon Corp. (a)	5,165	607,456
		$1,859,308
Biotechnology – 2.9%
Adaptive Biotechnologies Corp. (a)	86,920	$279,013
Alector, Inc. (a)	22,151	133,349
Arcus Biosciences, Inc. (a)	11,409	215,402
Exelixis, Inc. (a)	10,126	240,290
Fate Therapeutics, Inc. (a)	32,770	240,532
iTeos Therapeutics, Inc. (a)	15,356	209,456
Kodiak Sciences, Inc. (a)	9,390	49,391
Lyell Immunopharma, Inc. (a)	99,782	222,514
Sana Biotechnology, Inc. (a)	48,465	484,650
Sangamo Therapeutics, Inc. (a)	38,929	26,090
Twist Bioscience Corp. (a)	1,820	62,444
Voyager Therapeutics, Inc. (a)	28,153	262,105
		$2,425,236
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	7,137	$219,034
Business Services – 5.2%
Andersons, Inc.	773	$44,347
BlueLinx Holdings, Inc. (a)	5,587	727,651
Boise Cascade Corp.	1,247	191,252
Insperity, Inc.	2,441	267,558
Medifast, Inc.	888	34,028
TaskUs, Inc., “A” (a)	84,464	984,006
TriNet Group, Inc.	10,198	1,351,133
World Fuel Services Corp.	16,813	444,704
Yext, Inc. (a)	58,678	353,828
		$4,398,507
Cable TV – 0.1%
Cable One, Inc.	289	$122,285
Chemicals – 2.2%
Avient Corp.	16,583	$719,702
Element Solutions, Inc.	46,418	1,159,522
		$1,879,224
Computer Software – 3.3%
ACI Worldwide, Inc. (a)	3,515	$116,733
Dun & Bradstreet Holdings, Inc.	33,781	339,161
Elastic N.V. (a)	8,550	857,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Nutanix, Inc. (a)	12,227	$754,650
PagerDuty, Inc. (a)	6,211	140,866
Sabre Corp. (a)	259,744	628,581
		$2,837,043
Computer Software - Systems – 4.9%
Adtran Holdings, Inc.	14,007	$76,198
Box, Inc., “A” (a)	35,518	1,005,870
Five9, Inc. (a)	8,554	531,289
Rapid7, Inc. (a)	19,047	934,065
Rimini Street, Inc. (a)	59,493	193,947
Squarespace, Inc., “A” (a)	2,212	80,605
Verint Systems, Inc. (a)	39,677	1,315,293
		$4,137,267
Construction – 4.0%
AZEK Co., Inc. (a)	22,770	$1,143,509
GMS, Inc. (a)	10,668	1,038,423
M/I Homes, Inc. (a)	420	57,242
Smith Douglas Homes Corp. (a)	14,937	443,629
Summit Materials, Inc., “A” (a)	15,116	673,720
		$3,356,523
Consumer Products – 4.4%
e.l.f. Beauty, Inc. (a)	6,879	$1,348,490
Herbalife Ltd. (a)	8,180	82,209
Newell Brands, Inc.	119,922	962,974
Prestige Consumer Healthcare, Inc. (a)	18,558	1,346,568
		$3,740,241
Consumer Services – 1.5%
Grand Canyon Education, Inc. (a)	9,579	$1,304,756
Electrical Equipment – 1.1%
Armstrong World Industries, Inc.	7,862	$976,618
Electronics – 5.5%
Advanced Energy Industries, Inc.	9,633	$982,373
Alpha and Omega Semiconductor Ltd. (a)	12,369	272,613
Axcelis Technologies, Inc. (a)	4,340	483,997
Bel Fuse, Inc.	700	42,217
Photronics, Inc. (a)	17,250	488,520
Plexus Corp. (a)	9,190	871,396
Sanmina Corp. (a)	8,614	535,618
Silicon Laboratories, Inc. (a)	6,883	989,225
		$4,665,959
Energy - Independent – 1.8%
CONSOL Energy, Inc.	5,022	$420,643
CVR Energy, Inc.	12,971	462,546
Par Pacific Holdings, Inc. (a)	17,550	650,403
		$1,533,592
Energy - Integrated – 0.2%
National Gas Fuel Co.	3,142	$168,788
Engineering - Construction – 1.6%
APi Group, Inc. (a)	33,969	$1,333,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 0.2%
Cal-Maine Foods, Inc.	2,712	$159,601
WK Kellogg Co.	2,832	53,242
		$212,843
Forest & Paper Products – 0.7%
JELD-WEN Holding, Inc. (a)	27,373	$581,129
Gaming & Lodging – 0.9%
International Game Technology PLC	34,321	$775,311
Insurance – 2.9%
Hanover Insurance Group, Inc.	5,064	$689,565
Jackson Financial, Inc.	12,199	806,842
Voya Financial, Inc.	12,595	931,022
		$2,427,429
Internet – 2.3%
Cardlytics, Inc. (a)	15,801	$228,956
CarGurus, Inc. (a)	23,197	535,387
EverQuote, Inc., “A” (a)	15,753	292,376
Yelp, Inc. (a)	14,315	564,011
ZipRecruiter, Inc., “A” (a)	30,089	345,722
		$1,966,452
Leisure & Toys – 1.7%
Brunswick Corp.	5,056	$488,005
Corsair Gaming, Inc. (a)	15,659	193,232
Fox Factory Holding Corp. (a)	3,205	166,884
Funko, Inc., “A” (a)	53,924	336,486
Playtika Holdings Corp.	31,869	224,677
		$1,409,284
Machinery & Tools – 4.7%
Flowserve Corp.	18,255	$833,888
ITT, Inc.	2,363	321,439
Olympic Steel, Inc.	7,906	560,377
Regal Rexnord Corp.	6,526	1,175,333
Timken Co.	12,235	1,069,706
		$3,960,743
Major Banks – 0.3%
Comerica, Inc.	4,330	$238,107
Medical & Health Technology & Services – 3.0%
Encompass Health Corp.	14,771	$1,219,789
Health Catalyst, Inc. (a)	57,147	430,317
HealthEquity, Inc. (a)	1,266	103,343
Teladoc Health, Inc. (a)	12,580	189,958
Verdigm, Inc. (a)	82,674	636,590
		$2,579,997
Medical Equipment – 2.9%
Anika Therapeutics, Inc. (a)	9,356	$237,642
Envista Holdings Corp. (a)	33,656	719,565
MiMedx Group, Inc. (a)	36,117	278,101
Myriad Genetics, Inc. (a)	1,748	37,267
Organogenesis Holdings, Inc. (a)	52,889	150,205
QuidelOrtho Corp. (a)	11,223	538,031
Sotera Health Co. (a)	15,012	180,294

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
ZimVie, Inc. (a)	20,028	$330,262
		$2,471,367
Metals & Mining – 0.6%
Radius Recycling, Inc.	2,358	$49,825
Ryerson Holding Corp.	14,780	495,130
		$544,955
Natural Gas - Distribution – 0.6%
UGI Corp.	20,105	$493,377
Oil Services – 3.5%
ChampionX Corp.	31,710	$1,138,072
Helmerich & Payne	14,813	623,035
NOV, Inc.	48,122	939,341
Oil States International, Inc. (a)	4,589	28,268
Select Water Solutions, Inc.	26,400	243,672
		$2,972,388
Other Banks & Diversified Financials – 11.9%
Amalgamated Financial Corp.	17,813	$427,512
Atlanticus Holdings Corp. (a)	1,451	42,935
Banc of California, Inc.	49,724	756,302
Bank of N.T. Butterfield & Son Ltd.	14,158	452,914
Bread Financial Holdings, Inc.	5,400	201,096
Cathay General Bancorp, Inc.	25,085	948,966
Columbia Banking System, Inc.	40,906	791,531
Customers Bancorp, Inc. (a)	3,043	161,462
East West Bancorp, Inc.	10,381	821,241
Enova International, Inc. (a)	718	45,112
Equity Bancshares, Inc., “A”	6,243	214,572
Kearny Financial Corp. of Maryland	16,077	103,536
Navient Corp.	23,931	416,399
OFG Bancorp	6,775	249,388
Pacific Premier Bancorp, Inc.	26,970	647,280
Popular, Inc.	11,970	1,054,437
PROG Holdings, Inc.	13,478	464,182
SLM Corp.	52,580	1,145,718
Wintrust Financial Corp.	10,904	1,138,269
		$10,082,852
Pharmaceuticals – 5.7%
ACADIA Pharmaceuticals, Inc. (a)	12,266	$226,798
Alkermes PLC (a)	10,752	291,057
Amicus Therapeutics, Inc. (a)	25,324	298,317
Amneal Pharmaceuticals, Inc. (a)	45,021	272,827
Arcturus Therapeutics Holdings, Inc. (a)	8,349	281,946
Catalyst Pharmaceuticals, Inc. (a)	15,616	248,919
Coherus BioSciences, Inc. (a)	19,868	47,484
Ionis Pharmaceuticals, Inc. (a)	1,133	49,116
Ironwood Pharmaceuticals, Inc. (a)	19,987	174,087
Kiniksa Pharmaceuticals, “A” (a)	15,318	302,224
Kymera Therapeutics, Inc. (a)	7,717	310,223
Macrogenics, Inc. (a)	8,188	120,527
Neurocrine Biosciences, Inc. (a)	1,742	240,257
Nurix Therapeutics, Inc. (a)	22,891	336,498
Organon & Co.	57,987	1,090,156
Ultragenyx Pharmaceutical, Inc. (a)	4,409	205,856
Vanda Pharmaceuticals, Inc. (a)	27,668	113,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Y-mAbs Therapeutics, Inc. (a)	16,131	$262,290
		$4,872,297
Railroad & Shipping – 0.9%
Teekay Tankers LTD., “A”	13,572	$792,740
Real Estate – 6.9%
Brixmor Property Group, Inc., REIT	13,046	$305,929
Broadstone Net Lease, Inc., REIT	35,710	559,576
Cushman & Wakefield PLC (a)	80,806	845,231
Douglas Emmett, Inc., REIT	38,516	534,217
Empire State Realty Trust, REIT, “A”	88,104	892,493
Highwoods Properties, Inc., REIT	10,890	285,100
Piedmont Office Realty Trust, Inc., REIT	142,188	999,581
STAG Industrial, Inc., REIT	17,781	683,502
Tanger, Inc., REIT	26,274	775,871
		$5,881,500
Specialty Chemicals – 1.3%
Chemours Co.	32,404	$850,929
Tronox Holdings PLC	15,653	271,580
		$1,122,509
Specialty Stores – 2.7%
Aaron's Co., Inc	6,234	$46,755
Builders FirstSource, Inc. (a)	3,630	757,037
Carvana Co. (a)	6,631	582,931
Urban Outfitters, Inc. (a)	19,446	844,345
Victoria's Secret & Co. (a)	1,336	25,892
		$2,256,960
Trucking – 1.3%
Saia, Inc. (a)	1,819	$1,064,115
Utilities - Electric Power – 0.4%
Portland General Electric Co.	9,055	$380,310
Total Common Stocks		$84,574,412
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	407,113	$407,195

Other Assets, Less Liabilities – (0.1)%		(65,082)
Net Assets – 100.0%		$84,916,525
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $407,195 and $84,574,412, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$84,574,412	$—	$—	$84,574,412
Mutual Funds	407,195	—	—	407,195
Total	$84,981,607	$—	$—	$84,981,607
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$352,215	$4,381,459	$4,326,632	$102	$51	$407,195
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,405	$—